Leases	12 Months Ended
Dec. 31, 2024
Disclosure of Leases [Abstract]
Leases	Leases
The Company has various lease agreements for certain of its offices, facilities and equipment. Leases may include one or more options to renew. Renewals are not in the determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All leases were measured under a single criterion with the exception of those with terms not exceeding 12 months and low-value leases.

(in millions)	December 31, 2024	December 31, 2023
Amortization of right-of-use assets	$72	$57
Interest expense on lease liabilities	26	21
Total net lease cost	$98	$78
Weighted average remaining lease term	14.5 years	12.4 years
Weighted average discount rate	4.36%	5.16%
The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
(in millions)	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$110	$90	$44	$32
2-5 years	206	146	194	128
After 5 years	350	278	283	222
	$666	$514	$521	$382
Less: amounts representing
finance charges	(152)	—	(139)	—
Present value of minimum lease payments	$514	$514	$382	$382

Current		$90		$32
Non-current		424		350
Total		$514		$382
Supplemental cash flow information related to leases is as follows:

(in millions)	December 31, 2024	December 31, 2023
Cash flows used in operating activities:
Interest paid	$(24)	$(21)
Cash flows used in financing activities:
Payment of lease obligations	(62)	(77)
The following table outlines the carrying amounts of ROU assets:

(in millions)	December 31, 2024	December 31, 2023
Land and improvements	$63	$31
Building and leasehold improvements	435	304
Total	$498	$335
The following table summarizes the movement of ROU assets which primarily relates to building and leasehold improvements during the years ended December 31, 2024 and 2023:

(in millions)	December 31, 2024	December 31, 2023
Beginning balance	$335	$282
Additions	236	117
Disposals	(1)	(7)
Amortization	(72)	(57)
Ending balance	$498	$335